Acquisitions, Reverse Acquisitions of Better Choice and Bona Vida by TruPet (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 19, 2019	May 06, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 12, 2018
Acquisitions [Abstract]
Number of shares issued (in shares)		33,130,806
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share price (in dollars per share)						$ 1.95
Total Purchase Price	$ 38,200	$ 146,569
Assets [Abstract]
Cash and cash equivalents		391
Restricted cash		25
Accounts receivable		69
Inventories		95
Prepaid expenses and other current assets		380
Intangible assets		986
Other assets		74
Total Assets		2,020
Liabilities [Abstract]
Warrant derivative liability		(2,130)
Accounts payable & accrued liabilities		(697)
Total Liabilities		(2,827)
Net Assets (Liabilities) Acquired		(807)
Loss on acquisitions		$ (147,376)
TruPet, LLC [Member]
Acquisitions [Abstract]
Number of shares issued (in shares)		15,027,533
Outstanding interests acquired		93.00%				7.00%
Better Choice Company [Member]
Acquisitions [Abstract]
Number of shares issued (in shares)		3,915,856
Outstanding interests acquired		100.00%
Outstanding stock value		$ 32,700
Non-cash transaction costs		4,800
Cash transaction costs		400
Estimated fair value of vested stock-based compensation		$ 100
Share price (in dollars per share)		$ 6.00
Total Purchase Price		$ 37,949
Assets [Abstract]
Cash and cash equivalents		7
Restricted cash		0
Accounts receivable		0
Inventories		0
Prepaid expenses and other current assets		32
Intangible assets		986
Other assets		0
Total Assets		1,025
Liabilities [Abstract]
Warrant derivative liability		(2,130)
Accounts payable & accrued liabilities		(544)
Total Liabilities		(2,674)
Net Assets (Liabilities) Acquired		(1,649)
Loss on acquisitions		$ (39,598)
Bona Vida, Inc. [Member]
Acquisitions [Abstract]
Number of shares issued (in shares)		18,103,273
Outstanding interests acquired		100.00%
Share price (in dollars per share)		$ 6.00
Fair value of net assets acquired		$ 800
Total Purchase Price		108,620
Assets [Abstract]
Cash and cash equivalents		384
Restricted cash		25
Accounts receivable		69
Inventories		95
Prepaid expenses and other current assets		348
Intangible assets		0
Other assets		74
Total Assets		995
Liabilities [Abstract]
Warrant derivative liability		0
Accounts payable & accrued liabilities		(153)
Total Liabilities		(153)
Net Assets (Liabilities) Acquired		842
Loss on acquisitions		$ (107,778)